MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2012
Revenue By Major Customers By Reporting Segments [Abstract]
MAJOR CUSTOMERS AND VENDORS

NOTE 19. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 11.0%, 22.3% and 15.2% of total sales for the years ended September 30, 2012, 2011 and 2010, respectively. The outstanding accounts receivable balance for this customer is 51.3% and 27.6% of the total accounts receivable balance as of September 30, 2012 and 2011, respectively.

Two vendors accounted for over 10% of the total purchases for the year ended September 30, 2012, 2011 and 2010.